Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Tables)	12 Months Ended
Dec. 31, 2013
Components of Mortgage Banking Activity

The following table details the mortgage banking activity as of and for the years ended December 31:

(Dollars in thousands)	2013	2012	2011
Balance at beginning of period	$267,475	$153,013	$83,905
Balance acquired during the period	—	—	3,385
Originations	2,116,460	2,432,367	1,659,226
Sales	(2,255,493)	(2,317,905)	(1,593,503)

Balance at end of period	$128,442	$267,475	$153,013

(Dollars in thousands)	2013	2012	2011
Fair value changes of derivatives and mortgage loans held for sale, net	$(1,722)	$6,772	$937
Gains on sales	65,393	70,811	43,955
Servicing and other income, net	526	470	285

	$64,197	$78,053	$45,177

Schedule of Definite-Lived Intangible Assets

Definite-lived intangible assets had the following carrying values as of the periods indicated:

	December 31, 2013			December 31, 2012
	Gross	Accumulated	Net	Gross	Accumulated	Net
(Dollars in thousands)	Carrying Amount	Amortization	Carrying Amount	Carrying Amount	Amortization	Carrying Amount
Core deposit intangibles	$45,406	$(30,784)	$14,622	$45,406	$(26,284)	$19,122
Customer relationship intangible asset	1,348	(631)	717	1,348	(410)	938

	$46,754	$(31,415)	$15,339	$46,754	$(26,694)	$20,060

Schedule of Amortization Expense of Purchase Accounting Intangible Assets

The related amortization expense of purchase accounting intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2011	$5,121
2012	5,150
2013	4,720

Estimated amortization expense for the year ended December 31:
2014	$4,346
2015	3,546
2016	3,177
2017	1,694
2018	1,156
2019 and thereafter	1,420

Mortgage Servicing Rights [Member]
Schedule of Definite-Lived Intangible Assets

Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2013			December 31, 2012
	Gross	Accumulated	Net	Gross	Accumulated	Net
(Dollars in thousands)	Carrying Amount	Amortization	Carrying Amount	Carrying Amount	Amortization	Carrying Amount
Mortgage servicing rights	$2,146	$(638)	$1,508	$1,234	$(304)	$930

Schedule of Amortization Expense of Purchase Accounting Intangible Assets

The related amortization expense of mortgage servicing intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2011	$115
2012	225
2013	480

Estimated amortization expense for the year ended December 31:
2014	$473
2015	382
2016	291
2017	202
2018	123
2019 and thereafter	37